UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                                   WHG INCOME OPPORTUNITY FUND
                                                                 JANUARY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 19.9%
---------------------------------------------------------------------------------------------
                                                                   SHARES            VALUE
                                                                 -----------      -----------
AUTO & TRANSPORTATION -- 3.0%
    Arlington Tankers .......................................         13,400      $   300,160
    Double Hull Tankers* ....................................         20,800          283,296
    Teekay LNG Partners LP (B)...............................         19,400          574,240
    US Shipping Partners LP (B)..............................          8,700          200,796
                                                                                  -----------
                                                                                    1,358,492
                                                                                  -----------
CONSUMER DISCRETIONARY -- 0.7%
    Regal Entertainment Group ...............................         16,200          299,862
                                                                                  -----------
CONSUMER STAPLES -- 0.7%
    Reddy Ice Holdings ......................................         13,300          299,117
                                                                                  -----------
ENERGY -- 3.4%
    Enterprise Products Partners LP (B)......................         22,500          568,575
    Kinder Morgan Energy Partners LP (B).....................          6,000          293,760
    Northern Border Partners LP (B)..........................          1,700           75,735
    Penn Virginia Resource Partners LP (B)...................          4,800          295,680
    San Juan Basin Royalty Trust ............................          6,200          279,496
                                                                                  -----------
                                                                                    1,513,246
                                                                                  -----------
FINANCIAL SERVICES -- 2.5%
    Alliance Capital Management Holding LP (B)...............          9,200          556,048
    Bank of America .........................................          6,400          283,072
    US Bancorp ..............................................         10,000          299,100
                                                                                  -----------
                                                                                    1,138,220
                                                                                  -----------
HEALTH CARE -- 1.3%
    Bristol-Myers Squibb ....................................         12,700          289,433
    Pfizer ..................................................         11,500          295,320
                                                                                  -----------
                                                                                      584,753
                                                                                  -----------
MATERIALS & PROCESSING -- 0.6%
    EI Du Pont de Nemours ...................................          7,200          281,880
                                                                                  -----------
REAL ESTATE INVESTMENT TRUSTS -- 5.1%
    Camden Property Trust ...................................          4,400          286,440
    Crescent Real Estate Equity .............................         13,800          292,422
    Getty Realty ............................................         20,600          587,718
    Prologis ................................................          5,700          291,954
    Rayonier ................................................         13,300          568,575
    Sunstone Hotel Investors ................................          9,800          289,100
                                                                                  -----------
                                                                                    2,316,209
                                                                                  -----------
UTILITIES -- 2.6%
    AT&T ....................................................         10,900          282,855
    FPL Group ...............................................          7,000          292,530
    Hawaiian Electric Industries ............................          1,400           36,722
    Valor Communications Group ..............................         48,000          565,920
                                                                                  -----------
                                                                                    1,178,027
                                                                                  -----------

    TOTAL COMMON STOCK
       (Cost $8,932,396).....................................                       8,969,806
                                                                                  -----------


THE ADVISORS' INNER CIRCLE FUND                                   WHG INCOME OPPORTUNITY FUND
                                                                 JANUARY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
PREFERRED STOCK -- 9.1%
---------------------------------------------------------------------------------------------
                                                                  SHARES/
                                                                FACE AMOUNT         VALUE
                                                               -------------      -----------
CONSUMER DISCRETIONARY -- 1.3%
    CBS .....................................................         22,900      $   579,370
                                                                                  -----------
FINANCIAL SERVICES -- 5.1%
    Berkley W R Capital Trust ...............................          3,000           72,900
    Fannie Mae ..............................................         10,300          561,994
    Lehman Brothers Holdings ................................         22,300          565,082
    Metlife .................................................         21,800          569,198
    Wells Fargo Capital IV ..................................         21,900          558,012
                                                                                  -----------
                                                                                    2,327,186
                                                                                  -----------
OTHER -- 1.3%
    General Electric Capital ................................         23,000          575,230
                                                                                  -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
    CBL & Associates Properties .............................          1,500.          37,800
                                                                                  -----------
UTILITIES -- 1.3%
    Consolidated Edison .....................................            500           13,070
    Verizon New England .....................................         21,900          561,735
                                                                                  -----------
                                                                                      574,805
                                                                                  -----------
    TOTAL PREFERRED STOCK
       (Cost $4,104,655).....................................                       4,094,391
                                                                                  -----------
---------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 2.0%
---------------------------------------------------------------------------------------------
FINANCIAL SERVICES -- 1.3%
    Lehman Brothers Holdings ................................         21,700          562,898
                                                                                  -----------
HEALTH CARE -- 0.1%
    Baxter International ....................................            600           30,936
                                                                                  -----------
UTILITIES -- 0.6%
    Entergy                                                            5,900          292,232
                                                                                  -----------
    TOTAL CONVERTIBLE PREFERRED STOCK
       (Cost $891,927).......................................                         886,066
                                                                                  -----------
---------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 14.7%
---------------------------------------------------------------------------------------------
    U.S. Treasury Bills (A)
       4.291%, 06/29/06                                           $1,600,000        1,571,518
       4.131%, 03/09/06                                            1,900,000        1,892,875
    U.S. Treasury Notes
       3.500%, 11/15/06                                            1,600,000        1,586,437
       3.125%, 05/15/07                                            1,600,000        1,571,250
                                                                                  -----------
    TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $6,622,354).....................................                       6,622,080
                                                                                  -----------
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.7%
---------------------------------------------------------------------------------------------
    FHLMC
       3.500%, 09/15/07......................................      1,600,000        1,568,872
    FHLMC DN (A)
       4.423%, 04/04/06......................................      1,800,000        1,786,390



THE ADVISORS' INNER CIRCLE FUND                                   WHG INCOME OPPORTUNITY FUND
                                                                 JANUARY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                  SHARES/
                                                                FACE AMOUNT         VALUE
                                                               -------------      -----------
    FNMA
       4.250%, 07/15/07......................................     $1,500,000      $ 1,488,007
                                                                                  -----------
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $4,847,403).....................................                       4,843,269
                                                                                  -----------
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (C) -- 93.3%
---------------------------------------------------------------------------------------------
    Fidelity Money Management Fund,
       Institutional Class,4.330% ...........................     29,364,008       29,364,008
    SEI Daily Income Trust, Government Money Market Fund,
       Cl A, 4.240% .........................................     12,710,643       12,710,643
                                                                                  -----------
    TOTAL SHORT-TERM INVESTMENTS
       (Cost $42,074,651)....................................                      42,074,651
                                                                                  -----------
    TOTAL INVESTMENTS -- 149.7%
       (Cost $67,473,386)+...................................                     $67,490,263
                                                                                  ===========

         Percentages are based on net assets of $45,078,921.

*        NON-INCOME PRODUCING SECURITY
CL       CLASS
DN       DISCOUNT NOTE
FHLMC    FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
LP       LIMITED PARTNERSHIP

(A)      THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIPS. AT JANUARY 31, 2006, THESE SECURITIES AMOUNTED TO $2,564,834 OR 5.69% OF NET ASSETS.

(C)      RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2006.

+ AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $67,473,386. THE NET UNREALIZED APPRECIATION WAS $16,877, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $73,938 AND $(57,061), RESPECTIVELY.

         SECURITY VALUATION -- SECURITIES LISTED ON A SECURITIES EXCHANGE, MARKET OR AUTOMATED QUOTATION SYSTEM FOR WHICH QUOTATIONS ARE READILY AVAILABLE (EXCEPT FOR SECURITIES TRADED ON NASDAQ), INCLUDING SECURITIES TRADED OVER THE COUNTER, ARE VALUED AT THE LAST QUOTED SALE PRICE ON THE PRIMARY EXCHANGE OR MARKET ON WHICH THEY ARE TRADED, OR, IF THERE IS NO SUCH REPORTED SALE, AT THE MOST RECENT QUOTED BID PRICE. FOR SECURITIES TRADED ON NASDAQ, THE NASDAQ OFFICIAL CLOSING PRICE WILL BE USED. DEBT SECURITIES ARE PRICED BASED UPON VALUATIONS PROVIDED BY INDEPENDENT, THIRD PARTY PRICING AGENTS, IF AVAILABLE. SUCH VALUES GENERALLY REFLECT THE LAST REPORTED SALES PRICE IF THE SECURITY IS ACTIVELY TRADED. THE THIRD-PARTY PRICING AGENTS MAY ALSO VALUE DEBT SECURITIES AT AN EVALUATED BID PRICE BY EMPLOYING METHODOLOGIES THAT UTILIZE ACTUAL MARKET TRANSACTIONS, BROKER-SUPPLIED VALUATIONS, OR OTHER METHODOLOGIES DESIGNED TO IDENTIFY THE MARKET VALUE FOR SUCH SECURITIES. DEBT OBLIGATIONS WITH REMAINING MATURITIES OF SIXTY DAYS OR LESS MAY BE VALUED AT THEIR AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE. THE PRICES FOR FOREIGN SECURITIES ARE REPORTED IN LOCAL CURRENCY AND CONVERTED TO U.S. DOLLARS USING CURRENCY EXCHANGE RATES. PRICES FOR MOST SECURITIES HELD IN THE FUND ARE PROVIDED DAILY BY RECOGNIZED INDEPENDENT PRICING AGENTS. IF A SECURITY PRICE CANNOT BE OBTAINED FORM AM INDEPENDENT, THIRD-PARTY AGENT, THE FUND WILL SEEK TO OBTAIN A BID PRICE FROM AT LEAST ONE INDEPENDENT BROKER.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND
                                                    JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

         SECURITIES FOR WHICH MARKET PRICES ARE NOT "READILY AVAILABLE" ARE VALUED IN ACCORDANCE WITH FAIR VALUE PROCEDURES ESTABLISH BY THE FUND'S BOARD OF TRUSTEES' (THE "BOARD"). THE FUND'S FAIR VALUE PROCEDURES ARE IMPLEMENTED THROUGH A FAIR VALUE COMMITTEE (THE "COMMITTEE") DESIGNATED BY THE BOARD. SOME OF THE MORE COMMON REASONS THAT MAY NECESSITATE THAT A SECURITY BE VALUED USING FAIR VALUE PROCEDURES INCLUDE: THE SECURITY'S TRADING HAS BEEN HALTED OR SUSPENDED; THE SECURITY HAS BEEN DE-LISTED FROM A NATIONAL EXCHANGE; THE SECURITY'S PRIMARY TRADING MARKET IS TEMPORARILY CLOSED AT A TIME WHEN UNDER NORMAL CONDITIONS IT WOULD BE OPEN; THE SECURITY HAS NOT BEEN TRADED FOR AN EXTENDED PERIOD OF TIME; THE SECURITY'S PRIMARY PRICING SOURCE IS NOT ABLE OR WILLING TO PROVIDE A PRICE; OR TRADING OF THE SECURITY IS SUBJECT TO LOCAL GOVERNMENT-IMPOSED RESTRICTIONS. WHEN A SECURITY IS VALUED IN ACCORDANCE WITH FAIR VALUE PROCEDURES, THE COMMITTEE WILL DETERMINE THE VALUE AFTER TAKING INTO CONSIDERATION RELEVANT INFORMATION REASONABLY AVAILABLE TO THE COMMITTEE. AS OF JANUARY 31, 2006, THERE WERE NO FAIR VALUED SECURITIES.




WHG-QH-001-0100


THE ADVISORS' INNER CIRCLE FUND                                              WHG SMIDCAP FUND
                                                                 JANUARY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.5%
---------------------------------------------------------------------------------------------
                                                                   SHARES             VALUE
                                                                ------------       ----------
CONSUMER DISCRETIONARY -- 7.4%
    O'Reilly Automotive* ....................................          2,900       $   95,178
    Polo Ralph Lauren .......................................          1,700           96,288
    Tiffany .................................................          2,500           94,250
    Wendy's International ...................................          1,700          100,215
                                                                                   ----------
                                                                                      385,931
                                                                                   ----------
CONSUMER STAPLES -- 3.6%
    Dean Foods* .............................................          2,500           94,825
    JM Smucker ..............................................          2,100           91,350
                                                                                   ----------
                                                                                      186,175
                                                                                   ----------
FINANCIAL SERVICES -- 15.2%
    Alliance Capital Management Holding LP (A)...............          1,700          102,748
    Associated Banc-Corp ....................................          2,900           98,136
    Blackrock ...............................................            800          106,240
    Compass Bancshares ......................................          2,000           97,440
    Eaton Vance .............................................          3,400           97,988
    Nuveen Investments ......................................          2,200           99,814
    Pacific Capital Bancorp .................................          2,600           95,654
    Zions Bancorporation ....................................          1,200           94,884
                                                                                   ----------
                                                                                      792,904
                                                                                   ----------
HEALTH CARE -- 6.4%
    Endo Pharmaceuticals Holdings* ..........................          1,500           43,050
    Sybron Dental Specialties* ..............................          1,200           51,120
    Triad Hospitals* ........................................          2,400           98,544
    Universal Health Services, Cl B .........................          2,000           95,020
    Valeant Pharmaceuticals International ...................          2,600           46,696
                                                                                   ----------
                                                                                      334,430
                                                                                   ----------
INDUSTRIAL -- 9.1%
    Alexander & Baldwin .....................................          1,900           99,883
    Double Hull Tankers* ....................................          3,700           50,394
    Eagle Bulk Shipping* ....................................          4,000           54,200
    Nordic American Tanker Shipping* ........................          1,700           54,502
    Wabtec ..................................................          3,500          110,495
    YRC Worldwide* ..........................................          2,100          104,664
                                                                                   ----------
                                                                                      474,138
                                                                                   ----------
MATERIALS & PROCESSING -- 11.4%
    Agrium ..................................................          2,100           50,085
    Allegheny Technologies ..................................          2,600          134,810
    Bunge ...................................................          1,700          100,232
    Celanese, Ser A* ........................................          2,500           51,175
    Cleveland-Cliffs ........................................            500           53,925
    IPSCO ...................................................            600           55,548
    Precision Castparts .....................................            900           44,955
    Washington Group International* .........................          1,800          106,830
                                                                                   ----------
                                                                                      597,560
                                                                                   ----------
OTHER ENERGY -- 12.1%
    Arch Coal ...............................................          1,200          104,064
    FMC Technologies* .......................................          2,100          108,822
    Noble Energy ............................................          2,300          106,444



THE ADVISORS' INNER CIRCLE FUND                                              WHG SMIDCAP FUND
                                                                 JANUARY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
OTHER ENERGY -- CONTINUED
                                                                   SHARES             VALUE
                                                                ------------       ----------
    Pioneer Natural Resources ...............................          2,000       $  106,200
    Plains Exploration & Production* ........................          2,400          107,616
    Unit* ...................................................          1,700          101,490
                                                                                   ----------
                                                                                      634,636
                                                                                   ----------
PRODUCER DURABLES -- 5.0%
    Cummins .................................................          1,100          107,030
    Gardner Denver* .........................................          1,900          100,510
    Rockwell Collins ........................................          1,100           51,612
                                                                                   ----------
                                                                                      259,152
                                                                                   ----------
REAL ESTATE INVESTMENT TRUSTS -- 9.6%
    BRE Properties ..........................................          2,100          104,790
    CarrAmerica Realty ......................................          2,800          103,040
    Crescent Real Estate Equity .............................          4,700           99,593
    Hospitality Properties Trust ............................          2,300           98,601
    Rayonier ................................................          2,300           98,325
                                                                                   ----------
                                                                                      504,349
                                                                                   ----------
TECHNOLOGY -- 7.8%
    Altiris* ................................................          2,800           54,740
    Anteon International* ...................................          1,800           99,270
    DRS Technologies ........................................          2,100          104,349
    Harris ..................................................          1,100           51,073
    Perot Systems, Cl A* ....................................          6,700          100,969
                                                                                   ----------
                                                                                      410,401
                                                                                   ----------
UTILITIES -- 5.9%
    ONEOK ...................................................          3,500           98,910
    Southern Union ..........................................          4,300          108,360
    Wisconsin Energy ........................................          2,400           99,624
                                                                                   ----------
                                                                                      306,894
                                                                                   ----------
    TOTAL COMMON STOCK
       (Cost $4,583,202).....................................                       4,886,570
                                                                                   ----------
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (B) -- 6.1%
---------------------------------------------------------------------------------------------
    SEI Daily Income Trust, Treasury Fund, Cl A, 4.250%
       (Cost $319,436).......................................        319,436          319,436
                                                                                   ----------
    TOTAL INVESTMENTS -- 99.6%
       (Cost $4,902,638)+....................................                      $5,206,006
                                                                                   ==========

         PERCENTAGES ARE BASED ON NET ASSETS OF $5,227,623.

*        NON-INCOME PRODUCING SECURITY
CL       CLASS
LP       LIMITED PARTNERSHIP
SER      SERIES

(A) SECURITY CONSIDERED MASTER LIMITED PARTNERSHIPS. AT JANUARY 31, 2006, THIS SECURITY AMOUNTED TO $102,748 OR 1.97% OF NET ASSETS.

(B)      RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2006.
+ AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $4,902,638.THE NET UNREALIZED APPRECIATION WAS $303,368, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $325,151 AND $(21,783), RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                    JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

         SECURITY VALUATION -- SECURITIES LISTED ON A SECURITIES EXCHANGE, MARKET OR AUTOMATED QUOTATION SYSTEM FOR WHICH QUOTATIONS ARE READILY AVAILABLE (EXCEPT FOR SECURITIES TRADED ON NASDAQ), INCLUDING SECURITIES TRADED OVER THE COUNTER, ARE VALUED AT THE LAST QUOTED SALE PRICE ON THE PRIMARY EXCHANGE OR MARKET ON WHICH THEY ARE TRADED, OR, IF THERE IS NO SUCH REPORTED SALE, AT THE MOST RECENT QUOTED BID PRICE. FOR SECURITIES TRADED ON NASDAQ, THE NASDAQ OFFICIAL CLOSING PRICE WILL BE USED. DEBT SECURITIES ARE PRICED BASED UPON VALUATIONS PROVIDED BY INDEPENDENT, THIRD PARTY PRICING AGENTS, IF AVAILABLE. SUCH VALUES GENERALLY REFLECT THE LAST REPORTED SALES PRICE IF THE SECURITY IS ACTIVELY TRADED. THE THIRD-PARTY PRICING AGENTS MAY ALSO VALUE DEBT SECURITIES AT AN EVALUATED BID PRICE BY EMPLOYING METHODOLOGIES THAT UTILIZE ACTUAL MARKET TRANSACTIONS, BROKER-SUPPLIED VALUATIONS, OR OTHER METHODOLOGIES DESIGNED TO IDENTIFY THE MARKET VALUE FOR SUCH SECURITIES. DEBT OBLIGATIONS WITH REMAINING MATURITIES OF SIXTY DAYS OR LESS MAY BE VALUED AT THEIR AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE. THE PRICES FOR FOREIGN SECURITIES ARE REPORTED IN LOCAL CURRENCY AND CONVERTED TO U.S. DOLLARS USING CURRENCY EXCHANGE RATES. PRICES FOR MOST SECURITIES HELD IN THE FUND ARE PROVIDED DAILY BY RECOGNIZED INDEPENDENT PRICING AGENTS. IF A SECURITY PRICE CANNOT BE OBTAINED FORM AM INDEPENDENT, THIRD-PARTY AGENT, THE FUND WILL SEEK TO OBTAIN A BID PRICE FROM AT LEAST ONE INDEPENDENT BROKER.

         SECURITIES FOR WHICH MARKET PRICES ARE NOT "READILY AVAILABLE" ARE VALUED IN ACCORDANCE WITH FAIR VALUE PROCEDURES ESTABLISH BY THE FUND'S BOARD OF TRUSTEES' (THE "BOARD"). THE FUND'S FAIR VALUE PROCEDURES ARE IMPLEMENTED THROUGH A FAIR VALUE COMMITTEE (THE "COMMITTEE") DESIGNATED BY THE BOARD. SOME OF THE MORE COMMON REASONS THAT MAY NECESSITATE THAT A SECURITY BE VALUED USING FAIR VALUE PROCEDURES INCLUDE: THE SECURITY'S TRADING HAS BEEN HALTED OR SUSPENDED; THE SECURITY HAS BEEN DE-LISTED FROM A NATIONAL EXCHANGE; THE SECURITY'S PRIMARY TRADING MARKET IS TEMPORARILY CLOSED AT A TIME WHEN UNDER NORMAL CONDITIONS IT WOULD BE OPEN; THE SECURITY HAS NOT BEEN TRADED FOR AN EXTENDED PERIOD OF TIME; THE SECURITY'S PRIMARY PRICING SOURCE IS NOT ABLE OR WILLING TO PROVIDE A PRICE; OR TRADING OF THE SECURITY IS SUBJECT TO LOCAL GOVERNMENT-IMPOSED RESTRICTIONS. WHEN A SECURITY IS VALUED IN ACCORDANCE WITH FAIR VALUE PROCEDURES, THE COMMITTEE WILL DETERMINE THE VALUE AFTER TAKING INTO CONSIDERATION RELEVANT INFORMATION REASONABLY AVAILABLE TO THE COMMITTEE. AS OF JANUARY 31, 2006, THERE WERE NO FAIR VALUED SECURITIES.




WHG-QH-002-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             --------------------------
                                             James F. Volk
                                             President


Date: March 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             --------------------------
                                             James F. Volk
                                             President


Date: March 21, 2006

By (Signature and Title)*                    /s/ Michael Lawson
                                             --------------------------
                                             Michael Lawson
                                             Controller & CFO


Date: March 21, 2006

* Print the name and title of each signing officer under his or her signature.